Shareholder Report, Line Graph (Details)	6 Months Ended	12 Months Ended	60 Months Ended	120 Months Ended
	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024
C000009559 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Davis Real Estate Portfolio
Average Annual Return, Percent		5.98%	1.99%	5.22%
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Average Annual Return, Percent		24.56%	15.03%	12.85%
Wilshire U S Real Estate Securities Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Wilshire U.S. Real Estate Securities Index
Average Annual Return, Percent		8.61%	4.05%	6.08%